Related Party Transactions (Details) In Thousands, unless otherwise specified	12 Months Ended																													12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2012 Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2012 Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2014 Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2012 Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2013 Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2012 Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2014 Purchases From Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Purchases From Related Party [Member] Products [Member] USD ($)	Dec. 31, 2012 Purchases From Related Party [Member] Products [Member] USD ($)	Dec. 31, 2014 Accounts Receivable with Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Accounts Receivable with Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Accounts Receivable with Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Accounts Receivable with Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Accounts Payable With Related Party [Member] USD ($)	Dec. 31, 2014 Accounts Payable With Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Accounts Payable With Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Accounts Payable With Related Party [Member] Products [Member] USD ($)	Dec. 31, 2014 Senior Notes 2019 [Member] USD ($)	Dec. 31, 2014 Senior Notes 2019 [Member] EUR (€)	Dec. 31, 2014 Senior Notes 2021 [Member] USD ($)	Dec. 31, 2014 Senior Notes 2021 [Member] EUR (€)	Dec. 31, 2014 Senior Notes2020 [Member] USD ($)	Dec. 31, 2014 Senior Notes2024 [Member]	Dec. 31, 2014 Fresenius SE [Member]	Dec. 31, 2013 Fresenius SE [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] EUR (€)	Dec. 31, 2014 Fresenius SE [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2012 Fresenius SE [Member] Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR (€)	Dec. 31, 2014 Fresenius SE [Member] Accounts Receivable with Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Accounts Receivable with Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Fresenius SE [Member] Accounts Payable With Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Accounts Payable With Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 General Partner [Member] USD ($)	Dec. 31, 2014 General Partner [Member] EUR (€)	Dec. 31, 2014 Equity Method Investees [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Equity Method Investees [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2012 Equity Method Investees [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Equity Method Investees [Member] Accounts Receivable with Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Equity Method Investees [Member] Accounts Receivable with Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Equity Method Investees [Member] Accounts Payable With Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2012 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2012 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] Products [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2012 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2012 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Lease Agreements [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Products [Member] USD ($)	Dec. 31, 2012 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] Products [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Accounts Receivable with Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Accounts Receivable with Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Accounts Receivable with Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Accounts Receivable with Related Party [Member] Products [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Accounts Payable With Related Party [Member] Services [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Accounts Payable With Related Party [Member] Services [Member] USD ($)	Dec. 31, 2014 Fresenius SE Subsidiary [Member] Accounts Payable With Related Party [Member] Products [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Accounts Payable With Related Party [Member] Products [Member] USD ($)
Related Party Transactions [Line Items]
Amount of transaction	$ 400,000	$ 99,946	$ 26,247	$ 29,197	$ 32,412	$ 63,918	$ 30,062	$ 22,098	$ 90,024	$ 103,577	$ 80,778	$ 27,943	$ 26,976	$ 25,179	$ 44,754	$ 51,901	$ 60,208	$ 5,767	$ 21,556	$ 18,352	$ 18,587	$ 4,265	$ 5,866	$ 4,132	$ 7,231										$ 380	$ 807	$ 129	$ 1	$ 17	$ 13	$ 21,788	$ 21,059	$ 19,926	$ 10,554	$ 9,865	$ 9,126	$ 35,554	€ 22,500	$ 106	$ 245	$ 3,134	$ 2,365	$ 1,821	€ 1,500	$ 17,911	$ 21,647	$ 26,602	$ 4,265	$ 20,336	$ 270	$ 57,854	$ 7,956	$ 6,743	$ 5,681	$ 63,917	$ 30,045	$ 22,085	$ 68,236	$ 82,518	$ 60,852	$ 17,389	$ 17,111	$ 16,053	$ 44,754	$ 51,901	$ 60,208	$ 1,396	$ 975	$ 18,352	$ 18,587	$ 2,462	$ 1,900	$ 4,132	$ 7,231
Due to related parties	140,731	123,929																															1,700	1,400
Interest rate																										525.00%	525.00%			4.125%	4.75%
Date of repayment																																Feb. 27, 2015															Jun. 12, 2015	Jun. 12, 2015					Nov. 27, 2015	Nov. 27, 2015
Accounts receivable from related parties	193,225	153,118
senior notes																										$ 16,273	€ 11,800	$ 10,077	€ 8,300	$ 1,170